Cover	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Entity File Number	000-53297
Entity Registrant Name	ENB Financial Corp
Entity Central Index Key	0001437479
Entity Tax Identification Number	51-0661129
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	31 E. Main St.
Entity Address, City or Town	Ephrata
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17522-0457
City Area Code	(717)
Local Phone Number	733-4181
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false